UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%

	Shares	Value
CONSUMER DISCRETIONARY — 12.0%
Johnson Controls	72,000	$2,660,400
McDonald’s	29,650	2,564,132
Walt Disney	69,000	2,664,780
Whirlpool	22,000	1,523,060

		9,412,372

CONSUMER STAPLES — 10.5%
Coca-Cola	23,921	1,626,867
PepsiCo	39,000	2,497,560
Procter & Gamble	33,350	2,050,692
Wal-Mart Stores	39,500	2,082,045

		8,257,164

ENERGY — 13.8%
Apache	15,500	1,917,660
Chevron	30,000	3,120,600
ConocoPhillips	28,500	2,051,715
Exxon Mobil	46,302	3,694,436

		10,784,411

FINANCIAL SERVICES — 11.9%
JPMorgan Chase	65,400	2,645,430
MetLife	40,500	1,669,005
NYSE Euronext	52,700	1,763,342
Wells Fargo	117,630	3,286,582

		9,364,359

HEALTH CARE — 14.9%
Abbott Laboratories	48,000	2,463,360
Becton Dickinson	27,500	2,299,275
Johnson & Johnson	33,400	2,163,986
Novartis ADR	41,900	2,564,280
Teva Pharmaceutical Industries ADR	47,500	2,215,400

		11,706,301

INDUSTRIAL — 10.6%
Caterpillar	19,700	1,946,163
Eaton	40,050	1,920,397
Union Pacific	17,000	1,742,160
United Technologies	33,000	2,733,720

		8,342,440

INFORMATION SERVICES — 18.8%
Accenture, Cl A	56,700	3,353,238
Hewlett-Packard	54,900	1,930,284
Intel	75,800	1,692,614
International Business Machines	19,000	3,455,150
Microsoft	92,900	2,545,460
QUALCOMM	33,000	1,807,740

		14,784,486

MATERIALS — 6.5%
Air Products & Chemicals	24,700	2,191,631

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
EI du Pont de Nemours	57,000	$2,930,940

		5,122,571

TOTAL COMMON STOCK (Cost $70,792,593)		77,774,104

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.120% (A) (Cost $771,812)	771,812	771,812

TOTAL INVESTMENTS— 100.0% (Cost $71,564,405)†		$78,545,916

Percentages are based on Net Assets of $78,576,070.

(A)	The rate reported is the 7-day effective yield as of July 31, 2011.

ADR	American Depositary Receipt

Cl	Class
As of July 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.
For the quarter ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
†	At July 31, 2011, the tax basis cost of the Fund’s investments was $71,564,405, and the unrealized appreciation and depreciation were $9,105,018 and $(2,123,507), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HIM-QH-001-1600

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: September 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: September 28, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO

Date: September 28, 2011